INCOME TAX (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[2]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of income tax [Abstract]
Current period income tax		$ 1,276,458			$ 1,264,066	$ 1,190,949
Income tax surcharge		151,980			0	0
CREE tax		0			295,324	356,475
CREE surcharge		0			193,425	200,965
Subtotal current period taxes		1,428,438			1,752,815	1,748,389
Prior years adjustments	[1]	(117,568)			(13,440)	(19,282)
Adjustment due to uncertain tax positions in prior years		(7,367)			(31,067)	3,542
Deferred taxes		449,291			348,601	146,321
Total		$ 1,752,794	$ 587.4		2,056,909	1,878,970
Income tax recovery					$ 109,632	$ 109,632	$ 109,632

[1]	Includes a Ps. 109,632 tax recovery at Banco de Bogotá for the years 2014, 2015 and 2016
[2]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.